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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TB Alternative Assets Ltd.
Address:   Rm 1206, One Lujiazui
           68 Yincheng (c) Road, Pudong,
           Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shujun Li
Title: Director
Phone: 86-21-50106156

Signature, Place, and Date of Signing:


/s/ Shujun Li               Shanghai, People's Republic of China   July 30, 2010
-------------------------   ------------------------------------   -------------
[Signature]                            [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          10
Form 13F Information Table Value Total:    $107,999
                                         (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
          --------           ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------        ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHINA REAL ESTATE INFOR CORP        ADR       16948Q103   5,567    700,203  SH        DEFINED             700,203
FOCUS MEDIA HLDG LTD             SPON ADR     34415V109  75,321  4,850,000  SH        DEFINED           4,850,000
HOME INNS & HOTELS MGMT INC      SPON ADR     43713W107   9,760    250,000  SH        DEFINED             250,000
CHINDEX INTERNATIONAL INC           COM       169467107   2,303    183,800  SH        DEFINED             183,800
AIRMEDIA GROUP INC               SPON ADR     009411109      71     22,769  SH        DEFINED              22,769
VISIONCHINA MEDIA INC            SPON ADR     92883U103   3,116  1,038,683  SH        DEFINED           1,038,683
CHANGYOU COM LTD               ADS REP CL A   15911M107   7,295    282,112  SH        DEFINED             282,112
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   3,756    100,000  SH        DEFINED             100,000
CHINA LODGING GROUP LTD          SPON ADR     16949N109     786     51,500  SH        DEFINED              51,500
CNINSURE INC                     SPON ADR     18976M103      24        932  SH        DEFINED                 932